SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT REPORTING
NOTE 5 - SEGMENT REPORTING

The Group operates in a single reportable segment; the center of its activities is in Israel, and all of its sales are carried out in USA, Europe, UK, Australia, Israel and the rest of the world. Set forth below is a breakdown of revenues from external parties by geographic regions:

	For the year ended December 31
	2025	2024	2023
	US Dollars in thousands
USA	164,635	123,033	83,528
Europe (excluding UK)	91,782	76,000	72,887
UK	46,974	38,688	26,391
Australia	31,896	27,521	22,484
Israel	22,300	16,967	13,095
LATAM	25,314	13,719	3,132
Rest of the world	17,532	18,085	13,974
	400,433	314,013	235,491

Set forth below is a breakdown of the non-current assets, excluding deferred tax assets and financial assets, by geographic regions:

	As of December 31,
	2025	2024
	US Dollars in thousands
Israel	156,999	106,215
USA	34,004	12,615
Rest of the world	28,763	16,244
	219,766	135,074

In 2025, 2024 and 2023, the Group did not have any single customer representing 10% or more of its sales.